Sale and Leaseback	12 Months Ended
Dec. 31, 2018
Sale and Leaseback
Sale and Leaseback

7. Sale and Leaseback

        On February 24, 2016, GasLog's subsidiary, GAS-twenty six Ltd., completed the sale and leaseback of the Methane Julia Louise with a subsidiary of Mitsui. Mitsui has the right to on-sell and lease back the vessel. The vessel was sold to Mitsui for a cash consideration of $217,000. GasLog leased back the vessel under a bareboat charter from Mitsui for a period of up to 20 years. GasLog has the option to repurchase the vessel on pre-agreed terms no earlier than the end of year ten and no later than the end of year 17 of the bareboat charter. The bareboat hire is fixed and GasLog had a holiday period for the first 210 days, which expired on September 21, 2016. This leaseback meets the definition of a finance lease under IAS 17 Leases.

        The movements in finance lease liabilities are reported in the following table:

	2017	2018
As of January 1,	220,401	213,428
Finance lease charge (Note 19)	10,875	10,520
Payments	(17,848)	(17,849)

As of December 31,	213,428	206,099

Finance lease liability, current portion	6,302	6,675
Finance lease liability, non-current portion	207,126	199,424

Total	213,428	206,099

        Commitments in relation to finance leases are payable as follows:

As of December 31, 2018
Not later than one year	17,849
Later than one year and not later than three years	35,746
Later than three years and not later than five years	35,697
More than five years	217,544

Minimum lease payments	306,836

Future finance charges	(100,737)

Total lease liabilities	206,099

        The present value of finance lease liabilities is as follows:

As of December 31, 2018
Not later than one year	6,675
Later than one year and not later than three years	16,626
Later than three years and not later than five years	18,341
More than five years	164,457

Total lease liabilities	206,099